Reserves	12 Months Ended
Dec. 31, 2022
Reserves
Reserves

26.Reserves

(a)Share-based compensation reserve

The share-based compensation reserve represents the fair value of the actual or estimated number of unvested restricted shares and unexercised awards granted to employees recognized in accordance with the accounting policy adopted for equity-settled share-based payments in Note 2.21 to the financial statements.

(b)Other reserve

Other reserve mainly includes the reserve transferred from share-based compensation reserve upon vesting of restricted shares.

(c)Other comprehensive losses

Other comprehensive losses comprise the exchange translation reserve which represents the foreign exchange differences arising from the translation of the financial statements of foreign operations in accordance with the accounting policy set out in Note 2.5(c) to the financial statements, and changes in the fair value of the financial instruments with preferred rights which are attributable to changes in the credit risk of that liability set out in Note 2.18.

(d)Statutory reserves

In accordance with the PRC regulations and the articles of association of the PRC companies now comprising the Group, before annual profit distribution companies registered in the PRC are required to set aside 10% of its net profit for the year after offsetting any prior year losses as determined under relevant PRC accounting standards to the statutory surplus reserve fund. When the balance of such reserve reaches 50% of the company’s registered capital, any further appropriation is optional. No profit appropriation to the reserve fund was made for those Group companies for the reported periods as they were in accumulated loss positions.